Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Line Items]
Subtotal	$ 296,084	$ 280,844
Less: accumulated depreciation	273,395	255,284
Total	22,689	25,560
Furniture and fixtures [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	51,571	47,655
Vehicle [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	514	489
Office equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	$ 243,999	$ 232,700